Summary of Principal Accounting Policies - Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue
Revenues	$ 59,740,871	¥ 389,809,179	¥ 790,760,152	¥ 1,326,067,405
Number of criteria to be met for recognition of revenue from one-time commissions | item	2	2
Contract modification		¥ 0	0	122,700,000
Contract liabilities		¥ 31,672,695	82,957,958
Practical Expedience
Practical Expedient, Incremental cost of obtaining contract [true false]	true	true
Practical Expedient, Nondisclosure of transaction price allocation to remaining performance obligation [true false]	true	true
Related party
Revenue
Revenues	$ 27,130,334	¥ 177,025,427	402,889,899	990,820,793
Third party
Revenue
Revenues	32,610,537	212,783,752	387,870,253	335,246,612
One-time commissions
Revenue
Revenues	24,955,680	162,835,813	320,817,881	739,894,527
One-time commissions | Related party
Revenue
Revenues	8,949,651	58,396,476	60,723,911	524,315,293
One-time commissions | Third party
Revenue
Revenues	16,006,029	104,439,337	260,093,970	215,579,234
Recurring management fee
Revenue
Revenues	15,081,241	98,405,095	340,732,359	436,947,202
Recurring management fee | Related party
Revenue
Revenues	15,081,241	98,405,095	340,732,359	436,947,202
Recurring service fees
Revenue
Revenues	19,703,950	128,568,271	115,247,648	64,555,866
Recurring service fees | Related party
Revenue
Revenues	3,099,442	20,223,856	1,433,629	1,256,411
Recurring service fees | Third party
Revenue
Revenues	$ 16,604,508	108,344,415	113,814,019	63,299,455
Other service fees
Revenue
Revenues			13,962,264	84,669,810
Other service fees | Related party
Revenue
Revenues				28,301,887
Other service fees | Third party
Revenue
Revenues			13,962,264	¥ 56,367,923
Contract liabilities within one year
Revenue
Contract liabilities		¥ 18,963,227	¥ 77,728,462
Contract liabilities within one year | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue
Performance obligation, expected timing of satisfaction, period		1 year	1 year
Contract liabilities over one year to two years | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue
Contract liabilities		¥ 12,709,468	¥ 5,229,496
Contract liabilities over one year to two years | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Minimum
Revenue
Performance obligation, expected timing of satisfaction, period		1 year	1 year
Contract liabilities over one year to two years | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Maximum
Revenue
Performance obligation, expected timing of satisfaction, period		2 years	2 years